Loan Payable	12 Months Ended
Dec. 31, 2021
Loan Payable
Loan Payable

Note 16. Loan Payable

In May 2020, the Company received loan proceeds of $4.4 million under the Paycheck Protection Program (“PPP”). The PPP loan was evidenced by a promissory note dated May 1, 2020. The Company used the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities. The term of the Company’s PPP loan was two years. The interest rate on the PPP loan was 1% per annum and no payments of principal or interest were due during fiscal 2020. The loan provider did not provide for a payment schedule. The PPP loan was unsecured and guaranteed by the Small Business Administration and was subject to any new guidance and new requirements released by the Department of the Treasury. Following the Closing of the Business Combination, the Company repaid the loan in full in February 2021. For the years ended December 31, 2021 and 2020, the Company recognized an insignificant amount of interest expense in the consolidated statement of operations and comprehensive loss related to the loan. The Company accounted for the loan as debt.